Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Ordinary shares, par value	$ 727	€ 0.01	$ 722	€ 0.01
Ordinary shares, issued	54,763,151	54,763,151	54,385,951	54,385,951
Ordinary shares, outstanding	53,150,630	53,150,630	54,019,154	54,019,154